INTANGIBLE ASSETS (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (USD $)	Dec. 31, 2014
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2015	$ 839,828
2016	772,770
2017	700,770
2018	659,270
2019 and thereafter	397,139
Total	$ 3,369,777